CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Consolidated Statements [Line Items]
Net Income	₪ 90,431	$ 28,349		₪ 70,315	₪ 31,656
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax	0	0	[1]	(102)	41
Other comprehensive Income (Expenses) for the year	0	0	[1]	(102)	41
Total comprehensive Income for the year	₪ 90,431	$ 28,349	[1]	₪ 70,213	₪ 31,697

[1]	Convenience Translation into US Dollars.